Federated Hermes Total Return Government Bond Fund
Portfolio of Investments
May 31, 2021 (unaudited)
Principal Amount or Shares		Value
	U.S. TREASURIES—48.7%
	U.S. Treasury Bonds—13.0%
$ 5,500,000	1.250%, 5/15/2050	$4,285,092
1,500,000	2.000%, 2/15/2050	1,411,722
3,750,000	2.375%, 11/15/2049	3,833,677
7,250,000	2.500%, 2/15/2045	7,586,520
2,000,000	2.750%, 8/15/2047	2,194,637
500,000	2.750%, 11/15/2047	548,665
5,475,000	2.875%, 5/15/2049	6,173,752
1,000,000	3.000%, 2/15/2049	1,152,893
1,000,000	3.125%, 2/15/2043	1,160,460
12,750,000	3.625%, 8/15/2043	15,957,484
900,000	5.375%, 2/15/2031	1,213,749
	TOTAL	45,518,651
	U.S. Treasury Notes—35.7%
16,000,000	0.250%, 4/15/2023	16,034,224
3,500,000	0.250%, 5/31/2025	3,457,728
8,000,000	0.250%, 6/30/2025	7,896,218
10,000,000	0.375%, 9/30/2027	9,547,748
14,000,000	0.625%, 12/31/2027	13,516,884
6,000,000	1.500%, 2/28/2023	6,143,299
5,500,000	1.500%, 3/31/2023	5,637,577
7,000,000	1.750%, 12/31/2024	7,324,316
6,000,000	2.000%, 6/30/2024	6,307,993
5,000,000	2.000%, 2/15/2025	5,280,413
5,000,000	2.000%, 8/15/2025	5,292,913
12,000,000	2.125%, 12/31/2022	12,380,440
1,250,000	2.250%, 8/15/2027	1,338,098
6,000,000	2.750%, 4/30/2023	6,299,284
500,000	2.750%, 7/31/2023	527,934
7,000,000	2.875%, 9/30/2023	7,438,493
8,000,000	2.875%, 10/31/2023	8,516,424
2,000,000	2.875%, 5/31/2025	2,185,045
	TOTAL	125,125,031
	TOTAL U.S. TREASURIES (IDENTIFIED COST $163,058,414)	170,643,682
	GOVERNMENT AGENCIES—22.5%
	Federal Farm Credit System—1.5%
5,000,000	0.375%, 4/8/2022	5,014,034
249,000	5.800%, 11/10/2021	255,297
	TOTAL	5,269,331
	Federal Home Loan Bank System—5.4%
14,880,000	0.500%, 4/14/2025	14,853,115
3,805,000	2.375%, 3/13/2026	4,092,978
	TOTAL	18,946,093
	Federal Home Loan Mortgage Corporation—5.0%
3,000,000	0.125%, 7/25/2022	3,001,411

Principal Amount or Shares			Value
		GOVERNMENT AGENCIES—continued
		Federal Home Loan Mortgage Corporation—continued
$ 6,000,000		0.375%, 7/21/2025	$5,942,807
6,070,000	[1]	6.750%, 9/15/2029	8,577,602
		TOTAL	17,521,820
		Federal National Mortgage Association—9.9%
16,000,000		0.625%, 4/22/2025	16,050,911
6,000,000		1.625%, 1/7/2025	6,249,168
6,500,000		1.875%, 9/24/2026	6,842,566
4,000,000		6.625%, 11/15/2030	5,747,198
		TOTAL	34,889,843
		Tennessee Valley Authority Bonds—0.7%
1,750,000		4.875%, 1/15/2048	2,445,846
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $78,367,182)	79,072,933
		MORTGAGE-BACKED SECURITIES—16.1%
		Federal Home Loan Mortgage Corporation—6.5%
4,108,817		1.500%, 8/1/2035	4,162,050
3,476,279		2.000%, 4/1/2051	3,515,013
1,273,755		2.500%, 11/1/2047	1,323,226
1,381,457		2.500%, 10/1/2049	1,431,657
1,480,678		2.500%, 11/1/2049	1,534,484
1,096,713		3.000%, 12/1/2049	1,144,683
1,173,302		3.500%, 1/1/2047	1,247,277
2,975,805		3.500%, 12/1/2047	3,143,850
1,630,619		4.000%, 3/1/2046	1,769,838
389,335		4.000%, 11/1/2047	418,104
906,644		4.000%, 4/1/2048	971,018
1,951,670		4.000%, 7/1/2048	2,087,043
		TOTAL	22,748,243
		Federal National Mortgage Association—5.8%
3,478,130		2.000%, 4/1/2051	3,516,885
2,186,376		2.500%, 11/1/2049	2,267,193
4,212,942		3.000%, 7/1/2046	4,470,285
1,139,233		3.500%, 10/1/2047	1,222,434
3,108,767		3.500%, 3/1/2048	3,336,780
2,442,456		3.500%, 4/1/2048	2,581,146
458,108		4.000%, 2/1/2048	490,635
1,138,177		4.000%, 2/1/2048	1,220,414
856,343		4.000%, 2/1/2048	919,621
39,991		5.000%, 1/1/2035	45,588
2,649		5.500%, 2/1/2023	2,675
30,234		5.500%, 6/1/2025	33,748
32,503		6.000%, 2/1/2026	36,708
30,243		6.000%, 4/1/2026	34,155
36,617		6.000%, 7/1/2034	43,022
		TOTAL	20,221,289
		Government National Mortgage Association—0.0%
11,274		5.000%, 3/15/2023	11,662
36,137		5.500%, 2/15/2023	37,329
21,260		6.000%, 1/20/2029	23,715
18,204		6.000%, 3/15/2032	20,798

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 16,458		6.500%, 10/15/2031	$19,158
242		7.500%, 10/15/2026	271
9,734		7.500%, 10/15/2027	11,043
		TOTAL	123,976
	[2]	Uniform Mortgage-Backed Securities, TBA—3.8%
13,000,000		2.500%, 6/1/2051	13,460,585
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $54,140,947)	56,554,093
		COMMERCIAL MORTGAGE-BACKED SECURITIES—9.7%
		Agency Commercial Mortgage-Backed Securities—9.7%
2,712,580		FHLMC REMIC, Series K100, Class A1, 2.297%, 6/25/2029	2,850,993
6,164,937		FHLMC REMIC, Series K104, Class A1, 1.938%, 10/25/2029	6,355,027
1,000,000		FHLMC REMIC, Series K104, Class A2, 2.253%, 1/25/2030	1,056,589
5,928,469		FHLMC REMIC, Series K106, Class A1, 1.783%, 5/25/2029	6,107,811
2,900,000		FHLMC REMIC, Series K107, Class A2, 1.639%, 1/25/2030	2,922,554
5,250,000		FHLMC REMIC, Series K737, Class A2, 2.525%, 10/25/2026	5,654,052
5,000,000		FHLMC REMIC, Series KC03, Class A2, 3.499%, 1/25/2026	5,368,847
298,039		FNMA REMIC, Series 2012-M13, Class A2, 2.377%, 5/25/2022	303,489
3,479,838		FNMA REMIC, Series 2020-M14, Class A2, 1.784%, 5/25/2030	3,521,895
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $33,312,384)	34,141,257
		COLLATERALIZED MORTGAGE OBLIGATIONS—3.1%
		Federal Home Loan Mortgage Corporation—0.9%
32,346	[3]	REMIC, Series 2411, Class FJ, 0.450% (1-month USLIBOR +0.350%), 12/15/2029	32,453
114,979	[3]	REMIC, Series 2458, Class FB, 1.100% (1-month USLIBOR +1.000%), 1/15/2032	117,569
17,742	[3]	REMIC, Series 2534, Class FI, 1.000% (1-month USLIBOR +0.900%), 2/15/2032	18,098
114,010		REMIC, Series 2601, Class DA, 4.000%, 4/15/2023	114,668
307,214	[3]	REMIC, Series 3322, Class FB, 0.490% (1-month USLIBOR +0.390%), 5/15/2037	309,327
2,575,490	[3]	REMIC, Series 4937, Class MF, 0.541% (1-month USLIBOR +0.450%), 12/25/2049	2,592,890
		TOTAL	3,185,005
		Federal National Mortgage Association—1.4%
129,403	[3]	REMIC, Series 1999-51, Class F, 0.600% (1-month USLIBOR +0.500%), 9/17/2029	129,800
119,812	[3]	REMIC, Series 2006-58, Class FP, 0.391% (1-month USLIBOR +0.300%), 7/25/2036	120,285
227,138	[3]	REMIC, Series 2006-85, Class PF, 0.471% (1-month USLIBOR +0.380%), 9/25/2036	229,240
299,415	[3]	REMIC, Series 2007-46, Class FA, 0.461% (1-month USLIBOR +0.370%), 5/25/2037	300,654
2,101,635	[3]	REMIC, Series 2016-83, Class FA, 0.591% (1-month USLIBOR +0.500%), 11/25/2046	2,118,208
1,991,306	[3]	REMIC, Series 2019-59, Class FA, 0.541% (1-month USLIBOR +0.450%), 10/25/2049	2,004,301
87,789	[3]	REMIC, Series 370, Class F21, 0.391% (1-month USLIBOR +0.300%), 6/25/2036	88,143
		TOTAL	4,990,631
		Government National Mortgage Association—0.8%
1,030,359		REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	1,071,875
1,447,083		REMIC, Series 2016-11, Class A, 2.500%, 8/16/2054	1,498,065
		TOTAL	2,569,940
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $10,555,901)	10,745,576
	[3]	ADJUSTABLE RATE MORTGAGE—0.0%
		Federal Home Loan Mortgage Corporation ARM—0.0%
15,215		2.465%, 7/1/2035 (IDENTIFIED COST $15,069)	15,853

Principal Amount or Shares		Value
	INVESTMENT COMPANY—6.0%
20,949,182	Federated Hermes Government Obligations Fund, Premier Shares, 0.01%[4] (IDENTIFIED COST $20,949,182)	$20,949,182
	TOTAL INVESTMENT IN SECURITIES—106.1% (IDENTIFIED COST $360,399,079)	372,122,576
	OTHER ASSETS AND LIABILITIES - NET—(6.1)%[5]	(21,531,902)
	TOTAL NET ASSETS—100%	$350,590,674
At May 31, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Depreciation
Short Future:
[6]United States Treasury Notes 10-Year Ultra Short Futures	28	$4,058,688	September 2021	$(5,695)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
The average notional value of short futures contracts held by the Fund throughout the period was $3,039,313. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended May 31, 2021, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 2/28/2021	$26,435,003
Purchases at Cost	$71,980,113
Proceeds from Sales	$(77,465,934)
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Value as of 5/31/2021	$20,949,182
Shares Held as of 5/31/2021	20,949,182
Dividend Income	$59,722

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of May 31, 2021, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$7,065,570	$7,362,500

2	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
3
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
6	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.

■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”), and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$170,643,682	$—	$170,643,682
Government Agencies	—	79,072,933	—	79,072,933
Mortgage-Backed Securities	—	56,554,093	—	56,554,093
Commercial Mortgage-Backed Securities	—	34,141,257	—	34,141,257
Collateralized Mortgage Obligations	—	10,745,576	—	10,745,576
Adjustable Rate Mortgages	—	15,853	—	15,853
Investment Company	20,949,182	—	—	20,949,182
TOTAL SECURITIES	$20,949,182	$351,173,394	$—	$372,122,576
Other Financial Instruments:[1]
Liabilities	$(5,695)	$—	$—	$(5,695)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(5,695)	$—	$—	$(5,695)

[1]	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit